SCHEDULE OF STOCK OPTION ACTIVITY (Details) - 2016 Plan [Member] - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Number of Options outstanding, beginning balance	60,421	60,421
Weighted Average Exercise Price outstanding, beginning balance	$ 5.20	$ 5.20
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 9 months 7 days	6 years 9 months 7 days
Number of Options, Granted
Weighted Average Exercise Price, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Options, Expired
Weighted Average Exercise Price, Expired
Number of Options, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Options outstanding, ending balance	60,421	60,421
Weighted Average Exercise Price outstanding, ending balance	$ 5.20	$ 5.20
Weighted Average Remaining Contractual Term, outstanding, ending balance	5 years 7 days	5 years 9 months 7 days
Number of Options outstanding, Exercisable	60,421	60,421
Weighted Average Exercise Price outstanding, Exercisable	$ 5.20	$ 5.20
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 7 days	5 years 9 months 7 days